Commitments and Contingencies - DSME - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) vessel building	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Payments made to commitments	$ 444,493	$ 357,602
LNG Carriers
Property, Plant and Equipment [Line Items]
Number of carrier newbuildings | building	4
DSME | Liquefied Natural Gas
Property, Plant and Equipment [Line Items]
Number of vessels | vessel	4
Payments made to commitments	$ 340,200